FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of financial instruments

			As at December 31, 2022
		At fair value through	Amortized cost	Total
		profit or loss
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents		—	59,924	59,924
Grants receivable and other current assets	12	—	3,983	3,983
Investments – Listed shares	7	800	—	800
Total financial assets		800	63,907	64,707

FINANCIAL LIABILITIES
Account payables and accrued liabilities	11	—	15,429	15,429
Borrowings	14	—	1,988	1,988
Convertible Notes	15	6,727	49,817	56,544
Total financial liabilities		6,727	67,234	73,961

			As at December 31, 2021
		At fair value through	Amortized cost	Total
		profit or loss
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents		—	62,355	62,355
Grants receivable and other current assets	12	—	3,096	3,096
Total financial assets		—	65,451	65,451

FINANCIAL LIABILITIES
Account payables and accrued liabilities	11	—	15,193	15,193
Borrowings	14	—	2,129	2,129
Total financial liabilities		—	17,322	17,322

Schedule of fair value of financial instrumens

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	800	—	—	800
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	6,727	6,727

Schedule of liquidity risk

	As at December 31, 2022
	Carrying	Contractual	0 to 12	12 to 24	More than
	amount	cash flow	months	months	24 months
Account payables and accrued liabilities	15,429	15,429	15,429	—	—
Lease liabilities	2,817	3,423	560	647	2,216
Borrowings	1,988	2,330	352	577	1,401
Convertible Notes – Host(i)	49,817	67,723	—	—	67,723
Convertible Notes – Embedded Derivatives(i)	6,727	—	—	—	—

Schedule of balances in U.S.dollars held by entities having the Canadian dollar as their functional currency

	As at December 31, 2022	As at December 31, 2021
	$	$
Cash and cash equivalents in US dollars	10,928	11,435
Accounts payables in US dollars	(407)	(1,044)
Convertible notes – Host in US dollars	(36,780)	—
Net exposure, in US dollars	(26,259)	10,391
Equivalent in Canadian dollars	(35,570)	13,175